Shareholder Report, Line Graph (Details)	12 Months Ended	15 Months Ended	17 Months Ended	52 Months Ended	53 Months Ended		59 Months Ended	60 Months Ended	76 Months Ended	77 Months Ended	83 Months Ended	89 Months Ended	93 Months Ended	100 Months Ended	105 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Advisor Class, HASAX
Account Value [Line Items]
Average Annual Return, Percent	23.42%							10.52%							8.91%
Institutional Class, HASIX
Account Value [Line Items]
Average Annual Return, Percent	23.80%							10.80%					9.59%
Investor Class, AAANX
Account Value [Line Items]
Average Annual Return, Percent	23.60%							10.68%									7.52%
Advisor Class, ARAAX
Account Value [Line Items]
Average Annual Return, Percent	22.99%							7.14%							5.70%
Institutional Class, ACRIX
Account Value [Line Items]
Average Annual Return, Percent	23.31%							7.42%					6.46%
Investor Class, ARANX
Account Value [Line Items]
Average Annual Return, Percent	23.20%							7.31%								4.64%
Advisor Class, AIHAX
Account Value [Line Items]
Average Annual Return, Percent	2.04%							(0.67%)						(0.08%)
Institutional Class, AIRIX
Account Value [Line Items]
Average Annual Return, Percent	2.33%							(0.44%)					(0.23%)
Investor Class, AIMNX
Account Value [Line Items]
Average Annual Return, Percent	2.09%							(0.52%)									(0.11%)
Advisor Class, HADUX
Account Value [Line Items]
Average Annual Return, Percent	21.53%							7.04%			6.34%
Investor Class, HNDDX
Account Value [Line Items]
Average Annual Return, Percent	21.74%							7.20%				7.34%
Advisor Class, HADRX
Account Value [Line Items]
Average Annual Return, Percent	15.13%							7.79%	6.09%
Investor Class, HNDRX
Account Value [Line Items]
Average Annual Return, Percent	15.30%							7.95%		6.34%
Advisor Class, USRTX
Account Value [Line Items]
Average Annual Return, Percent	23.59%			10.18%
Investor Class, USRAX
Account Value [Line Items]
Average Annual Return, Percent	23.71%						10.14%
Advisor Class, HESAX
Account Value [Line Items]
Average Annual Return, Percent	28.93%					13.04%
Investor Class, HESGX
Account Value [Line Items]
Average Annual Return, Percent	29.12%				13.19%
Advisor Class, HTFAX
Account Value [Line Items]
Average Annual Return, Percent	2.86%	0.04%
Investor Class, HTFNX
Account Value [Line Items]
Average Annual Return, Percent	3.02%		(0.27%)
Advisor Class, HSMBX
Account Value [Line Items]
Average Annual Return, Percent	37.67%	23.51%
Investor Class, HSMNX
Account Value [Line Items]
Average Annual Return, Percent	37.89%		26.10%
S&P 500 Total Return Index, HASAX
Account Value [Line Items]
Average Annual Return, Percent	28.19%							15.80%							14.32%
S&P 500 Total Return Index, HASIX
Account Value [Line Items]
Average Annual Return, Percent	28.19%							15.80%					14.50%
S&P 500 Total Return Index, AAANX
Account Value [Line Items]
Average Annual Return, Percent	28.19%							15.80%									12.69%
S&P 500 Total Return Index, ARAAX
Account Value [Line Items]
Average Annual Return, Percent	28.19%							15.80%							14.33%
S&P 500 Total Return Index, ACRIX
Account Value [Line Items]
Average Annual Return, Percent	28.19%							15.80%					14.50%
S&P 500 Total Return Index, ARANX
Account Value [Line Items]
Average Annual Return, Percent	28.19%							15.80%								12.50%
Bloomberg Aggregate Bond Index, AIHAX
Account Value [Line Items]
Average Annual Return, Percent	1.31%							(0.17%)						0.96%
Bloomberg Aggregate Bond Index, AIRIX
Account Value [Line Items]
Average Annual Return, Percent	1.31%							(0.17%)					0.62%
Bloomberg Aggregate Bond Index, AIMNX
Account Value [Line Items]
Average Annual Return, Percent	1.31%							(0.17%)									1.26%
S&P 500 Total Return Index, HADUX
Account Value [Line Items]
Average Annual Return, Percent	28.19%							15.80%			13.73%
S&P 500 Total Return Index, HNDDX
Account Value [Line Items]
Average Annual Return, Percent	28.19%							15.80%				14.17%
S&P 500 Total Return Index, HADRX
Account Value [Line Items]
Average Annual Return, Percent	28.19%							15.80%	12.72%
S&P 500 Total Return Index, HNDRX
Account Value [Line Items]
Average Annual Return, Percent	28.19%							15.80%		13.01%
S&P 500 Total Return Index, USRTX
Account Value [Line Items]
Average Annual Return, Percent	28.19%			13.86%
S&P 500 Total Return Index, USRAX
Account Value [Line Items]
Average Annual Return, Percent	28.19%						14.68%
MSCI USA ESG Leaders Index, HESAX
Account Value [Line Items]
Average Annual Return, Percent	31.08%					14.25%
MSCI USA ESG Leaders Index, HESGX
Account Value [Line Items]
Average Annual Return, Percent	31.08%				14.20%
Bloomberg Aggregate Bond Index, HTFAX
Account Value [Line Items]
Average Annual Return, Percent	1.31%	3.08%
Bloomberg Aggregate Bond Index, HTFNX
Account Value [Line Items]
Average Annual Return, Percent	1.31%		1.97%
S&P 500 Total Return Index, HSMBX
Account Value [Line Items]
Average Annual Return, Percent	28.19%	27.52%
S&P 500 Total Return Index, HSMNX
Account Value [Line Items]
Average Annual Return, Percent	28.19%		27.04%
S&P Global BMI ex-US Index, HASAX
Account Value [Line Items]
Average Annual Return, Percent	16.78%							6.81%							6.61%
S&P Global BMI ex-US Index, HASIX
Account Value [Line Items]
Average Annual Return, Percent	16.78%							6.81%					6.26%
S&P Global BMI ex-US Index, AAANX
Account Value [Line Items]
Average Annual Return, Percent	16.78%							6.81%									4.23%
S&P Global BMI ex-US Index, ARAAX
Account Value [Line Items]
Average Annual Return, Percent	16.78%							6.81%							6.61%
Bloomberg Aggregate Bond Index, ARAAX
Account Value [Line Items]
Average Annual Return, Percent	1.31%							(0.17%)							1.12%
S&P Global BMI ex-US Index, ACRIX
Account Value [Line Items]
Average Annual Return, Percent	16.78%							6.81%					6.26%
Bloomberg Aggregate Bond Index, ACRIX
Account Value [Line Items]
Average Annual Return, Percent	1.31%							(0.17%)					0.62%
S&P Global BMI ex-US Index, ARANX
Account Value [Line Items]
Average Annual Return, Percent	16.78%							6.81%								4.18%
Bloomberg Aggregate Bond Index, ARANX
Account Value [Line Items]
Average Annual Return, Percent	1.31%							(0.17%)								1.19%
MSCI World High Dividend Yield Index, HADUX
Account Value [Line Items]
Average Annual Return, Percent	17.50%							8.89%			7.51%
S&P 500 Buy/Write Monthly Index, HADUX
Account Value [Line Items]
Average Annual Return, Percent	9.26%							6.23%			5.24%
MSCI World High Dividend Yield Index, HNDDX
Account Value [Line Items]
Average Annual Return, Percent	17.50%							8.89%				8.56%
S&P 500 Buy/Write Monthly Index, HNDDX
Account Value [Line Items]
Average Annual Return, Percent	9.26%							6.23%				5.83%
Bloomberg US Treasury 1-3 Years Index, HADRX
Account Value [Line Items]
Average Annual Return, Percent	3.36%							1.01%	1.41%
Bloomberg US Treasury 1-3 Years Index, HNDRX
Account Value [Line Items]
Average Annual Return, Percent	3.36%							1.01%		1.34%
MSCI USA Minimum Volatility Index, USRTX
Account Value [Line Items]
Average Annual Return, Percent	17.67%			6.79%
MSCI USA Minimum Volatility Index, USRAX
Account Value [Line Items]
Average Annual Return, Percent	17.67%						8.19%
MSCI USA Index, HESAX
Account Value [Line Items]
Average Annual Return, Percent	28.37%					13.37%
MSCI USA Index, HESGX
Account Value [Line Items]
Average Annual Return, Percent	28.37%				13.39%
S&P 1000 Total Return Index, HSMBX
Account Value [Line Items]
Average Annual Return, Percent	24.25%	12.52%
S&P 1000 Total Return Index, HSMNX
Account Value [Line Items]
Average Annual Return, Percent	24.25%		16.49%